Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 516,139
Tax credit carryforwards	18,679
Fiscal Year Ending March 31, 2018 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	23,720
Tax credit carryforwards	1,254
Fiscal Year Ending March 31, 2019 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,827
Tax credit carryforwards	264
Fiscal Year Ending March 31, 2020 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	35,315
Tax credit carryforwards	99
Fiscal Year Ending March 31, 2021 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	11,907
Tax credit carryforwards	126
Fiscal Year Ending March 31, 2022 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	23,508
Tax credit carryforwards	117
Fiscal Year Ending March 31, 2023 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	65,688
Tax credit carryforwards	117
Fiscal Year Ending March 31, 2024 and Thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	332,517
Tax credit carryforwards	14,629
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	20,657
Tax credit carryforwards	¥ 2,073